Accounts Payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable [Abstract]
Creditors	$ 226	$ 51
Brokers	820	614
Professional and legal fees	231	356
Total accounts payable	$ 1,277	$ 1,021